RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term employee benefits
Employee salaries and bonuses	$ 2,729,475	$ 2,348,709	$ 2,235,926
Directors fees	270,000	265,833	245,000
Social security and medical care costs	95,456	80,949	77,284
Total short-term employee benefits	3,094,931	2,695,491	2,558,210
Post-employment benefits
Contributions to defined contribution pension plan	34,209	36,114	32,435
Key management expense
Share-based payments	3,332,809	1,726,690	1,555,857
Total key management remuneration	$ 6,461,949	$ 4,458,295	$ 4,146,502